Segment Data	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Data
18.
Segment Data

We design, manufacture and market orthopedic reconstructive products; sports medicine, biologics, extremities and trauma products; CMFT products; surgical products; and a suite of integrated digital and robotic technologies that leverage data, data analytics and artificial intelligence. Our chief operating decision maker (“CODM”) is our President and Chief Executive Officer. Our CODM allocates resources to achieve our operating profit goals through three operating segments. These operating segments, which also constitute our reportable segments, are Americas; EMEA; and Asia Pacific.

Our CODM evaluates performance based upon segment operating profit exclusive of operating expenses and income pertaining to certain inventory and manufacturing-related charges, intangible asset amortization, goodwill and intangible asset impairment, restructuring and other cost reduction initiatives, acquisition, integration, divestiture and related, certain litigation, certain European Union Medical Device Regulation expenses, other charges and corporate functions (collectively referred to as “Corporate items”). Corporate functions include corporate legal, finance, information technology, human resources and other corporate departments as well as stock-based compensation and certain operations, distribution and quality assurance. Intercompany transactions have been eliminated from segment operating profit. In addition to evaluating performance on a monthly basis, the CODM uses sales and operating profit information to manage the business, including identifying areas of focus and growth, reviewing operating trends and allocating resources.

In the quarter ended March 31, 2026, the responsibilities of certain senior leaders who report to our CODM and the related operating profit information that these leaders present to the CODM changed. The changes were primarily that: 1) results related to our Foot and Ankle business in EMEA and Asia Pacific are now included in the results of the Americas operating segment, and 2) certain product category expenses, such as centralized R&D and global marketing, are now included in the results of the Americas operating segment. In addition, our CODM no longer reviews segment asset information.

Our Americas operating segment is comprised principally of the U.S. and includes other North, Central and South American markets. As a result of the changes described above, our Americas operating segment also now includes the results of our Foot and Ankle business in EMEA and Asia Pacific and certain product category expenses, such as centralized R&D and global marketing. Our EMEA operating segment is now comprised principally of the commercial operations in Europe and includes the Middle East and African markets. Our Asia Pacific operating segment is now comprised principally of the commercial operations in Japan, China and Australia and includes other Asian and Pacific markets. Since the Americas now includes additional costs related to many centralized global product category expenses, profitability metrics in this operating segment are not comparable to the EMEA and Asia Pacific operating segments.

Financial information for our operating segments for the years ended December 31, 2025, 2024, and 2023 in the tables below has been recast to reflect these changes.

Segment operating profit measures by segment are as follows (in millions):

	Americas			EMEA			Asia Pacific			Total
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Net Sales	$5,191.1	$4,804.9	$4,633.6	$1,799.2	$1,686.3	$1,587.8	$1,241.2	$1,187.4	$1,172.8	$8,231.5	$7,678.6	$7,394.2
Cost of products sold, excluding intangible asset amortization	1,146.3	986.7	972.1	672.0	585.8	539.2	434.1	373.1	360.8
Selling, general and administrative	1,561.0	1,382.5	1,328.4	535.6	497.8	498.8	359.2	342.0	362.5
Research and development	295.4	267.7	274.4	7.7	7.8	6.9	14.1	13.3	15.6
Segment profit	$2,188.4	$2,167.9	$2,058.7	$583.9	$594.9	$543.0	$433.8	$459.1	$433.9	$3,206.1	$3,221.9	$3,035.6
Corporate items										1,442.1	1,344.3	1,196.4
Intangible asset amortization										665.9	591.9	561.5
Other (income) expense, net										(25.5)	31.1	9.3
Interest expense, net										292.8	218.0	201.2
Earnings before income taxes										$830.8	$1,036.6	$1,067.3

Other segment information is as follows (in millions):

	Depreciation and Amortization
	Year Ended December 31,
	2025	2024	2023

Americas	$177.9	$160.7	$146.6
EMEA	64.4	65.0	66.4
Asia Pacific	60.4	60.9	62.0
Corporate items	125.2	117.8	115.2
Intangible asset amortization	665.9	591.9	561.5
Total	$1,093.8	$996.3	$951.7

We conduct business in the following countries that hold 10 percent or more of our total consolidated Property, plant and equipment, net (in millions):

	As of December 31,
	2025	2024
United States	$1,331.5	$1,258.3
Other countries	875.6	790.5
Property, plant and equipment, net	$2,207.1	$2,048.8

U.S. sales were $4,764.0 million, $4,439.0 million, and $4,288.8 million for the years ended December 31, 2025, 2024 and 2023, respectively. Sales within any other individual country were less than 10 percent of our consolidated sales in each of those years. Sales are attributable to a country based upon the customer's country of domicile.